Fair Value Measurements - Roll-forward of fair values of liabilities (Details) - Convertible debt - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 5,829,292	$ 21,842,931	$ 21,842,931	$ 15,805,508
Issuance of convertible debt		25,000
Fair value adjustments	(9,317)	(9,798,628)	(9,877,857)	(93,365)
Accrued interest	46,315	566,287	660,408	1,076,349
Conversion of debt into equity	(5,866,290)	(6,291,288)
Fair value, ending balance	$ 0	$ 6,344,302	5,829,292	21,842,931
Convertible Promissory Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of convertible debt			0	1,457,405
Convertible Bridge Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of convertible debt			25,000	500,000
Convertible Promissory Notes in Lieu Of Severance Payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of convertible debt			0	1,204,000
Demand Notes to Convertible Promissory Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuances due to conversion			0	1,893,034
Bridge Notes to Series A Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Conversion of debt into equity			(529,902)	0
Junior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Conversion of debt into equity			$ (6,291,288)	$ 0